CONSOLIDATED STATEMENTS OF CASH FLOWS (USD $)	9 Months Ended		12 Months Ended
	Sep. 30, 2013	Sep. 30, 2012	Dec. 31, 2012	Dec. 31, 2011
Cash flows from operating activities
Net income	$ 62,539,743	$ 43,149,542	$ 63,252,540	$ 21,062,278
Adjustments to reconcile net income to net cash from operations:
Depreciation	995,408	320,519	443,361	220,810
Amortization	1,469,457	1,826,424	1,934,909	1,043,181
Common stock issued for services	271,800	2,139,057	2,229,657	2,139,057
Gain on extinguishment of debts	(1,212,010)	(1,459,343)	(1,666,386)	(987,518)
Other amortized expenses	14,152	0
Changes in operating assets and liabilities:
Increase in inventories	(818,748)	(7,458,736)	(10,037,494)	(3,018,112)
Decrease (increase) in cost and estimated earnings in excess of billings on uncompleted contacts	577,059	(1,973,803)	(1,880,776)	(456,104)
Increase in accounts receivable	(6,742,274)	(26,411,798)	(18,142,198)	(18,250,484)
Increase in deposits and prepaid expenses	(37,090,703)	(18,172,533)	(34,307,276)	(7,374,355)
(Increase) decrease in other receivables	(3,623,402)	1,755,926	3,734,623	(3,651,677)
Increase in due to a director	1,640,331	13,966,356	12,239,470	(6,313,966)
Increase in accounts payable and accrued expenses	2,468,434	852,493	3,330,443	833,667
(Decrease) increase in billings on uncompleted contracts in excess of costs and estimated earnings	(376,629)	3,236,306	827,965	1,962,119
Decrease in amount due to related parties	0	(867,413)	(867,413)	643,529
Decrease in amount due from related parties	0	3,000,000	15,820,752	0
Increase in other payables	17,952,791	850,877	1,482,417	16,748,043
Net cash provided by operating activities	38,065,409	10,291,120	38,394,594	4,600,468
Cash flows from investing activities
Acquisition of property and equipment	(4,188,660)	(2,527,245)	(10,756,744)	(252,346)
Acquisition of proprietary technologies	0	(1,500,000)	(1,500,000)	0
Acquisition of land use rights	(489,904)	0
Business combination of a subsidiary	0	(2,499,184)	(6,893,349)	0
Payment for construction in progress	(31,494,031)	(2,317,082)	(19,185,878)	(1,346,394)
Proceeds of disposal of subsidiaries from a related party			0	557,700
Investment in unconsolidated equity investee			0	(1,258,607)
Net cash used in investing activities	(36,172,595)	(8,843,511)	(38,335,971)	(2,299,647)
Cash flows from financing activities
Short term bank loan raised	0	1,577,038
Short term bank loan repaid	(742,109)
Non - controlling interest contribution	0	2,993,186	3,634,064	0
Net proceeds of bonds	339,884	0
Proceeds from long term debt			175,006	0
Proceeds from short term debt			3,181,927	0
Dividends paid	(951,308)	(134,631)	(134,631)	(573,814)
Net cash (used in) provided by financing activities	(1,353,533)	4,435,593	6,856,366	(573,814)
Net cash provided by continuing operations			6,914,989	1,727,007
Cash flows from discontinued operations
Net cash provided by operating activities			0	0
Net cash used in investing activities			0	(3,137,885)
Net cash used in financing activities			0	0
Net cash used in discontinued operations			0	(3,137,885)
Effects on exchange rate changes on cash	624,869	(1,859,527)	121,368	(1,091,240)
Increase in cash and cash equivalents	1,164,150	4,023,675	7,036,357	(2,502,118)
Cash and cash equivalents, beginning of period	8,424,265	1,387,908	1,387,908	3,890,026
Cash and cash equivalents, end of period	9,588,415	5,411,583	8,424,265	1,387,908
Less: cash and cash equivalents at the end of the year - discontinued operation			0	0
Cash and cash equivalents, at end of year	9,588,415	5,411,583	8,424,265	1,387,908
Cash and cash equivalents at the end of the year - continuing operations			8,424,265	1,387,908
Supplementary disclosures of cash flow information:
Cash paid for interest	398,386	5,630	282,320	0
Cash paid for income taxes	0	0	0	31
Non - cash transactions
Common stock issued for settlement of debts	13,782,651	14,683,489	17,863,417	11,512,386
Common stock issued for service and employee compensation	133,744	357,870	362,400	4,278,114
Disposal proceeds receivable of sales of subsidiaries, HYT and ZX from a related party	0	2,386,233	0	5,386,233
Transfer construction in progress to property, plant and equipment	14,406,643	4,478,667	6,419,170	0
Series B convertible preferred stock			3,000	0
Common stock acquired for cancellation			0	(1,579,400)
Transfer to land use rights from construction in progress			528,451	0
Settlement of land use rights payable in contra of disposal proceeds receivable			0	38,056,750
Purchases of treasury stock			0	(1,250,000)
Series B Convertible preferred shares cancelled	$ (3,000)	$ 0